Schedule of Deferred Tax Assets and Liabilities (Details) ₪ in Thousands	12 Months Ended
Dec. 31, 2022 ILS (₪)
Major components of tax expense (income) [abstract]
Deferred tax asset liability, beginning balance	₪ 3,020
Changes recognized in biological assets	(184)
Changes recognized in carryforward tax losses	17,678
Other changes	121
Deferred tax asset liability, ending balance	₪ 20,635